Leases (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
Operating lease ROU assets	¥ 22,267	$ 3,228	¥ 19,987
Operating lease liabilities-current	7,688	1,115	6,665
Operating lease liabilities-non-current	14,978	$ 2,172	13,721
Total operating lease liabilities	¥ 22,666		¥ 20,386
Weighted average remaining lease term	5 years 4 months 24 days	5 years 4 months 24 days	5 years 7 months 6 days
Weighted average discount rate	5.00%	5.00%	5.00%